INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
	December 31,
	2025	2024
Original amounts:

Technology	$61,375	$43,697
Customer relationships	43,977	15,388
Marketing rights and patents	3,421	3,421
Backlog	10,447	2,564
Trademark	1,775	1,775
	120,995	66,845

	December 31,
	2025	2024
Accumulated amortization:

Technology	(45,228)	(42,671)
Customer relationships	(9,538)	(5,285)
Marketing rights and patents	(3,421)	(3,421)
Backlog	(8,570)	(2,410)
Trademark	(252)	(133)
	(67,009)	(53,920)
	$53,986	$12,925

Schedule of Estimated Amortization Expenses
Year ending December 31,

2026	8,914
2027	7,277
2028	7,277
2029	7,277
2030	7,040
2031 onwards	16,201
$53,986